Goodwill and Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Goodwill and Intangible Assets

5. Goodwill and Intangible Assets

There were no changes in the carrying amount of goodwill for the six months ended June 30, 2015 and 2014.

No goodwill impairment was recognized in the six months ended June 30, 2015 and 2014.

Acquired intangible assets consisted of the following as of June 30, 2015 and December 31, 2014:

	As of June 30, 2015
	Gross
	Carrying	Accumulated	Net Carrying	Useful Lives
(in thousands)	Amount	Amortization	Amount	(Years)
Purchased technology	$110,000	$110,000	$—	1.4	to	2.5
ETF issuer relationships	950	296	654			9
ETF buyer relationships	950	296	654			9
	$111,900	$110,592	$1,308

	As of December 31, 2014
(in thousands)	Gross
	Carrying	Accumulated	Net Carrying	Useful Lives
	Amount	Amortization	Amount	(Years)
Purchased technology	$110,000	$110,000	$—	1.4	to	2.5
ETF issuer relationships	950	243	707			9
ETF buyer relationships	950	243	707			9
	$111,900	$110,486	$1,414

Amortization expense relating to finite-lived intangible assets was approximately $0.1 million and $0.1 million for the six months ended June 30, 2015 and 2014, respectively. This is included in amortization of purchased intangibles and acquired capitalized software in the accompanying condensed consolidated statements of comprehensive income.

Virtu Financial, LLC and subsidiaries
Goodwill and Intangible Assets

4. Goodwill and Intangible Assets

The carrying amount of goodwill was $715.4 million as of December 31, 2014 and 2013, respectively.

No goodwill impairment was recognized in the years ended December 31, 2014, 2013 and 2012.

Acquired intangible assets consisted of the following as of December 31, 2014 and 2013:

	As of December 31, 2014
	Gross
	Carrying	Accumulated	Net Carrying	Useful Lives
(in thousands)	Amount	Amortization	Amount	(Years)
Purchased technology	$110,000	$110,000	$—	1.4	to	2.5
ETF issuer relationships	950	243	707			9
ETF buyer relationships	950	243	707			9
	$111,900	$110,486	$1,414

	As of December 31, 2013
	Gross
	Carrying	Accumulated	Net Carrying	Useful Lives
(in thousands)	Amount	Amortization	Amount	(Years)
Purchased technology	$110,000	$110,000	$—	1.4	to	2.5
ETF issuer relationships	950	137	813			9
ETF buyer relationships	950	137	813			9
	$111,900	$110,274	$1,626

Amortization expense relating to finite‑lived intangible assets was approximately $0.2 million, $1.0 million and $71.1 million for the years ended December 31, 2014, 2013 and 2012, respectively, and is included in amortization of purchased intangibles and acquired capitalized software in the accompanying consolidated statements of comprehensive income.

As discussed in Note 2, the Company tested its intangible assets for impairment as of December 31, 2012 and determined the DMM rights to be fully impaired and have written down such assets to zero on its consolidated statements of comprehensive income for the year ended December 31, 2012. The Company had no impairment on its intangible assets for the years ended December 31, 2014 or 2013.